American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2024

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.6%
Focused Dynamic Growth Fund G Class(2)	550,560	36,826,958
Focused Large Cap Value Fund G Class	14,287,474	159,305,335
Growth Fund G Class	1,758,557	106,498,211
Heritage Fund G Class	2,460,679	74,730,821
Mid Cap Value Fund G Class	5,206,802	87,786,676
Select Fund G Class	105,178	13,261,852
Small Cap Growth Fund G Class(2)	1,428,102	33,731,760
Small Cap Value Fund G Class	3,051,872	33,784,223
Sustainable Equity Fund G Class	3,100,395	171,885,899
		717,811,735
Domestic Fixed Income Funds — 23.6%
Diversified Bond Fund G Class	27,384,882	251,119,364
High Income Fund G Class	7,256,635	62,987,588
Inflation-Adjusted Bond Fund G Class	4,729,062	50,411,800
		364,518,752
International Equity Funds — 20.8%
Emerging Markets Fund G Class	6,281,961	74,252,775
Global Real Estate Fund G Class	2,276,205	31,616,482
International Growth Fund G Class	6,855,894	87,549,763
International Small-Mid Cap Fund G Class	3,228,535	33,060,198
International Value Fund G Class	6,315,037	56,772,186
Non-U.S. Intrinsic Value Fund G Class	3,886,315	38,008,158
		321,259,562
International Fixed Income Funds — 9.0%
Emerging Markets Debt Fund G Class	4,232,621	37,797,305
Global Bond Fund G Class	11,394,446	100,612,956
		138,410,261
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,238,109,687)		1,542,000,310
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,542,000,310

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,638	—	$1,270	$459	$36,827	551	$1,521	—
Focused Large Cap Value Fund	165,500	$1,594	10,955	3,166	159,305	14,287	1,751	$1,077
Growth Fund	104,380	4,097	5,021	3,042	106,498	1,759	478	—
Heritage Fund	76,208	—	4,347	2,870	74,731	2,461	2,345	—
Mid Cap Value Fund	92,307	554	5,154	80	87,787	5,207	747	553
Select Fund	13,170	—	235	327	13,262	105	48	—
Small Cap Growth Fund(3)	34,896	—	1,044	(120)	33,732	1,428	257	—
Small Cap Value Fund	35,642	165	512	(1,511)	33,784	3,052	60	166
Sustainable Equity Fund	174,426	159	4,599	1,900	171,886	3,100	1,806	—
Diversified Bond Fund	252,621	10,462	11,039	(925)	251,119	27,385	(1,505)	3,110
High Income Fund	62,304	1,132	983	535	62,988	7,257	(106)	1,131
Inflation-Adjusted Bond Fund	50,128	—	—	284	50,412	4,729	—	—
Emerging Markets Fund	75,761	163	3,374	1,703	74,253	6,282	476	—
Global Real Estate Fund	32,769	—	2,905	1,752	31,616	2,276	243	—
International Growth Fund	90,483	393	1,581	(1,745)	87,550	6,856	302	—
International Small-Mid Cap Fund	34,727	—	735	(932)	33,060	3,229	(78)	—
International Value Fund	58,126	—	808	(546)	56,772	6,315	66	—
Non-U.S. Intrinsic Value Fund	39,961	—	1,098	(855)	38,008	3,886	34	—
Emerging Markets Debt Fund	37,262	511	309	333	37,797	4,233	(43)	511
Global Bond Fund	100,241	—	651	1,023	100,613	11,394	(104)	—
	$1,568,550	$19,230	$56,620	$10,840	$1,542,000	115,792	$8,298	$6,548
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.